Antidilutive Securities (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares	2,163,000	1,834,000	2,177,000	1,309,000		1,437		1,016	1,355
Stock options
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares	14,199,758	14,538,334	1,340,000	1,029,000		1,024		794	552
Stock options | Previously Reported [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares	1,258,000	1,020,000
Warrants
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares	905,000	11,000	837,000	12,000		402		201	803
Restricted stock units
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares	0	803,000	0	268,000		11		21	0
Restricted Stock
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares	2,929,149	50,000
Infinity Pharmaceuticals Inc [Member] | Stock options
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares					14,663,697		12,689,439
Infinity Pharmaceuticals Inc [Member] | Restricted Stock
Potentially Dilutive Securities Outstanding [Line Items]
Total anti-dilutive shares					2,939,816		50,000